Note 5 - Vessels, Net	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Vessels and Advances, Net [Text block]

5. Vessels, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2026	$592,601	$(27,054)	$565,547
Vessels acquisitions and other vessels’ costs	28,777	-	28,777
Depreciation	-	(17,547)	(17,547)
Vessel sales, transfers and other movements	(54,465)	7,258	(47,207)
Balance, June 30, 2026	$566,913	$(37,343)	$529,570

During the six-month period ended June 30, 2026, the Company agreed to acquire the 2018-built, secondhand dry bulk vessel Astros (ex. Koushun), with a DWT capacity of 60,297, which was delivered on April 16, 2026.

During the six-month period ended June 30, 2025, the Company agreed to acquire the 2012-built, secondhand dry bulk vessel Imperator with a DWT capacity of 176,387, which was delivered in the third quarter of 2025.

During the six-month period ended June 30, 2026, the Company sold the dry bulk vessels Clara and Miracle with an aggregate DWT capacity of 237,200 and recorded an aggregate gain of $7,741, which is separately reflected in “Gain /(loss) on sale of vessels, net” in the accompanying 2026 consolidated statement of operations.

During the six-month period ended June 30, 2025, the Company sold the dry bulk vessels Rose and Resource and recognized an aggregate net loss of $1,579 which is separately reflected in Gain / (loss) on sale of vessels, net in the accompanying consolidated statement of operations for the six-month period ended June 30, 2025.

In addition, the Company completed the sales of the dry bulk vessels Acuity, Verity, Equity and Parity during September and October 2025, and recorded part of the sale on credit, which is receivable in five years. As of December 31, 2025 and June 30, 2026, the Company recognized an amount of $4,500 as seller’s credit, which bears interest, in relation to the four vessels (Acuity, Verity, Equity and Parity), which is included in Accounts receivable, non-current in the accompanying consolidated balance sheets. During the six-month period ended June 30, 2026, the Company recorded accrued interest income of $268, which is included in Interest income in the accompanying 2026 consolidated statement of operations.

On June 25, 2026, the Company agreed to sell the dry bulk vessel Bermondi and the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessel as “held for sale” were met. An amount of $12,600, representing the aggregate carrying value of Bermondi at the time that held for sale criteria were met, was separately reflected as Vessel held for sale in the June 30, 2026 consolidated balance sheet on the basis that as of that date the vessel’s fair value less cost to sell exceeded the vessel’s carrying value. The vessel is expected to be delivered to her new owners in the third quarter of 2026 (Note 19(a)).

On June 18, 2025 and June 23, 2025, the Company agreed to sell the dry bulk vessels Pythias and Bernis, respectively. The Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessels as “held for sale” were met. The difference between the estimated fair value less cost to sell the vessels and the vessels’ carrying value, amounting to $4,990, was recorded in the six-month period ended June 30, 2025, and is separately reflected as Loss on vessels held for sale in the accompanying consolidated statement of operations

During the six-month periods ended June 30, 2025 and 2026, the Company did not record any impairment loss in relation to its vessels.

As of June 30, 2026, 27 of the Company’s vessels, with a total carrying value of $470,553, have been provided as collateral to secure the long-term debt discussed in Note 7. This excludes three unencumbered vessels.